Schedule of depreciation charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 268,271	$ 273,180
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	237,642	231,952
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge		270
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 30,629	$ 40,958